FORM N-SAR-U
                                  ANNUAL REPORT
                           FOR UNIT INVESTMENT TRUSTS

Report for six month period ending:                    /  /     (a)

or fiscal year ending:                               12/31/98   (b)

Is this a transition report?:(Y/N)                      N
                                                      -----

Is this an amendment to a previous filing? (Y/N)        N
                                                      -----

Those items or sub-items with a box "[/] " after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.  Registrant Name: First Investors Life Variable
                          Annuity Fund D

     B.  File Number:     811-8205

     C.  Telephone
         Number:          (212) 858-8200

2.   A.  Street:          95 Wall Street

     B.  City:  New York  C.  State: New York              D.  Zip   Zip Ext:
                                                           Code:
                                                           10005
     E.  Foreign Country:                                            Foreign
                                                                     Postal
                                                                     Code:

3.    Is this the first filing on this form by Registrant? (Y/N)        N
                                                                       -----
4.    Is this the last filing on this form by Registrant? (Y/N)         N
                                                                       -----
5.    Is Registrant a small business investment company (SBIC)?         N
      (Y/N)                                                            -----
      [If answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)?                      Y
      (Y/N)                                                            -----
      [If answer is "Y" (Yes), complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N)
      [If answer is "N" (No), go to item 8.]                           _____

   B. How many separate series or portfolios did Registrant have at
      the end of the period?                                           _____

                                                        ------------------------
                                                        If filing more than
         For period ending     12/31/98                 one Page 50, "X" box:/_/
                               ------------             ------------------------

         File number 811-      8205
                               ------------

123. [/]  State the total value of the additional units
          considered in answering item 122 ($000's omitted)     $         47,465
                                                                   -------------

124. [/]  State the total value of units of prior series that were placed in the portfolios of subsequent series
          during the current period (the value of these units
          is to be measured on the date they were placed in $
          the subsequent series) ($000's omitted)                $______________

125. [/]  State the total dollar amount of sales loads
          collected (before reallowances to other brokers or
          dealers) by Registrant's principal underwriter and
          any underwriter which is an affiliated person of
          the principal underwriter during the current period
          solely from the sale of units of all series of
          Registrant ($000's omitted)                            $______________

126.      Of the amount shown in item 125, state the total
          dollar amount of sales loads collected from
          secondary market operations in Registrant's units
          (include the sales loads, if any, collected on
          units of a prior series $ placed in the portfolio
          of a subsequent series.) ($000's omitted)              $______________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                              Number of   Total Assets   Total Income
                                                Series       ($000's     Distributions
                                              Investing      omitted    (000's omitted)
                                              ---------      -------    ---------------

A.   U.S. Treasury direct issue__________     ________     $________       $________

B.   U.S. Government agency______________     ________     $________       $________

C.   State and municipal tax-free________     ________     $________       $________

D.   Public utility debt_________________     ________     $________       $________

E.   Brokers or dealers debt or debt or
     brokers' or dealers' parent_________     ________     $________       $________

F.   All other corporate intermed. &
     long-term debt______________________     ________     $________       $________


G.   All other corporate short-term
     debt________________________________     ________     $________       $________

H.   Equity securities of brokers or
     dealers or parents of brokers or
     dealers____________________________      ________     $________       $________

I.   Investment company equity
     securities_________________________          1        $ 67,487        $ 1,285
                                              --------     ---------       ---------

J.   All other equity securities________      ________     $________       $________

K.   Other securities___________________      ________     $________       $________

L.     Total assets of all series of
       registrants______________________      ________     $ 67,487        $________
                                                           ---------

                                                        ------------------------
                                                        If filing more than
         For period ending     12/31/98                 one Page 50, "X" box:/_/
                               ------------             ------------------------

         File number 811-      8205
                               ------------

128. [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of
          Registrant's series at the end of the current
          period insured or guaranteed by an entity other
          than the issuer? (Y/N)_________________________          -------------
                                                                   Y/N

129. [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal
          or interest at the end of the current period?
          Y/N)________________________________________________     -------------
                                                                   Y/N
          [If answer is "N" (No), go to item 131.]

130. [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments
          identified in item 129 derived from insurance or
          guarantees? (Y/N)_________________________________       -------------
                                                                   Y/N

          [If answer is "N" (No), go to item 131.]

131. Total expenses incurred by all series of Registrant           $ 98
     during the current reporting period ($000's omitted)___       -------------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing

811-_________     811-_______      811-_______      811-______      811-_______

811-_________     811-_______      811-_______      811-______      811-_______

811-_________     811-_______      811-_______      811-______      811-_______


      This report is signed on behalf of the depositor in the City and State of New York on the 23rd day of February, 1999.


                                          FIRST INVESTORS LIFE INSURANCE COMPANY
                                          Depositor

Witness     /s/ Ada M. Suchow               By /s/ Richard H. Gaebler
            -----------------                  ----------------------
            Ada M. Suchow                       Richard H. Gaebler
            Vice President and                  President
            Assistant Secretary